Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	¥ 51,346		¥ 102,373
Addition	21,815		8,000
Disposal	(21,157)	[1]	(62,768)	[2]
Impairment	(4,635)		(7,443)
Effect of currency translation adjustment	(1,072)		(3,827)
The change in fair value of the investments	(1,424)		15,011
Fair value of Level 3 investments, Ending Balance	44,873		51,346
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	22,595		76,841
Addition
Disposal		[1]	(59,243)	[2]
Impairment
Effect of currency translation adjustment	(677)		(3,717)
The change in fair value of the investments			8,714
Fair value of Level 3 investments, Ending Balance	21,918		22,595
Ruisha Technology
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	19,065		7,623
Addition
Disposal	(18,157)	[1]		[2]
Impairment
Effect of currency translation adjustment
The change in fair value of the investments	(908)		11,442
Fair value of Level 3 investments, Ending Balance			19,065
Shanghai Huzan Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	1,686		10,996
Addition
Disposal		[1]		[2]
Impairment	(1,635)		(4,055)
Effect of currency translation adjustment	(51)		(110)
The change in fair value of the investments			(5,145)
Fair value of Level 3 investments, Ending Balance			1,686
Xuanwei
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			3,525
Addition
Disposal		[1]	(3,525)	[2]
Impairment
Effect of currency translation adjustment
The change in fair value of the investments
Fair value of Level 3 investments, Ending Balance
Poppy
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance
Addition	16,215
Disposal		[1]		[2]
Impairment
Effect of currency translation adjustment	(344)
The change in fair value of the investments
Fair value of Level 3 investments, Ending Balance	15,871
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	8,000		3,388
Addition	5,600		8,000
Disposal	(3,000)	[1]		[2]
Impairment	(3,000)		(3,388)
Effect of currency translation adjustment
The change in fair value of the investments	(516)
Fair value of Level 3 investments, Ending Balance	¥ 7,084		¥ 8,000

[1]	For the year ended March 31, 2022, the Company derecognized the available-for-sale debt security investment and recycled the previously recognized fair value change recorded as other comprehensive income of RMB11,106 into the gain from investments (Note 10).
[2]	For the year ended March 31, 2021, the amount of disposal in the roll forward included a reclassification adjustment of RMB46,029, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.